Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Cost		$ 85,135	$ 91,297
Less: accumulated depreciation and amortization		(52,783)	(54,699)
Net book value		32,352	36,598
Net value of computer software included in furniture, fixture and equipment		57	106
Impairment of property, plant and equipment				$ 490
Depreciation of property, plant and equipment		2,373	2,824	$ 3,621
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	$ 4,156	4,181
Lease terms		50 years
Lease expiration period		Dec. 31, 2053
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	$ 27,771	29,534
Lease terms		50 years
Lease expiration period		Dec. 31, 2050
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 1,369	1,600
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		31,927	33,715
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		41,062	45,676
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost		11,734	12,230
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		2,510	2,855
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost			91
Property Subject to Operating Lease [Member] | Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		8,099	2,513
Less: accumulated depreciation and amortization		(1,896)	(480)
Net book value		$ 6,203	$ 2,033

[1]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2016, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.
[2]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.